Group information - Summary of Equity Interests in Associates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FIS Marketing AG Switzerland [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	24.50%	24.50%	24.50%
Beijing Iron Man Sports Entertainment Co Ltd [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	7.50%	7.50%
Cycling Unlimited AG [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%
Upsolut Sports (HYROX) [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	20.00%